Other Real Estate Acquired in Settlement of Loans - Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of activity in valuation allowance for other real estate owned in settlement of loans
Balance, beginning of period	$ 2,614	$ 2,956	$ 3,002
Provision for other real estate owned	965	5	49
Charge-offs	(668)	(347)	(95)
Balance, end of period	$ 2,911	$ 2,614	$ 2,956